THE COMPANY	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
THE COMPANY	THE COMPANY
Newmont Corporation and its affiliates and subsidiaries (collectively, “Newmont,” “we,” “us” or the “Company”) predominantly operate in the mining industry, focused on the production of and exploration for gold properties, some of which may contain copper, silver, zinc, lead or other metals. The Company has significant operations and/or assets in the United States (“U.S.”), Canada, Mexico, Dominican Republic, Peru, Suriname, Argentina, Chile, Australia and Ghana. The cash flow and profitability of the Company’s operations are significantly affected by the market price of gold, copper, silver, lead and zinc. The prices of gold, copper, silver, lead and zinc are affected by numerous factors beyond the Company’s control.
Segment Information Recast
In January 2023, Newmont reassessed and revised its operating strategies and the accountabilities of the senior leadership team in light of the continuing volatile and uncertain market conditions. Following these changes, the Company reevaluated its segments to reflect certain changes in the financial information regularly reviewed by Newmont's Chief Operating Decision Maker ("CODM"). As a result, effective in the first quarter of our fiscal year 2023, the Company determined that its reportable segments were each of its 12 mining operations and its 38.5% interest in Nevada Gold Mines ("NGM"), which is accounted for using the proportionate consolidation method. Segment results for the prior periods have been recast to reflect the change in reportable segments.
The following footnotes to the Consolidated Financial Statements have been recast to present the information in conformity with our updated segments from the Company’s Consolidated Financial Statements for the year ended December 31, 2022 filed on February 23, 2023 on Form 10-K.
GT Gold
In May 2021, the Company acquired the remaining 85.1% interest of GT Gold Corporation (“GT Gold”) for cash consideration, including related transaction costs, of $326. Immediately prior to the acquisition, the Company held a 14.9% equity interest in GT Gold which was accounted for as a marketable equity security. The asset acquisition resulted in total consideration of $378, including non-cash consideration of $52. The non-cash consideration represents the fair value of the 14.9% GT Gold investment held by the Company on the acquisition date. The total consideration paid was allocated to the acquired assets and assumed liabilities based on their estimated fair values on the acquisition date, which primarily consisted of mineral interests of $590 and a related deferred tax liability of $211.
Loss on Assets Held for Sale
In the third quarter of 2021, the Company entered into a binding agreement to sell certain equipment and assets originally acquired for the Conga project in Peru within Corporate and Other (the "Conga mill assets") for total cash proceeds of $68. Pursuant to the terms of the agreement, the sale is expected to close upon the delivery of the assets and receipt of the final payment at which time title and control of the assets will transfer. Upon entering the binding agreement, the Conga mill assets were reclassified as held for sale and remeasured at fair value less costs to sell. As a result, a loss of $571 was recognized and included in Loss on assets held for sale on the Consolidated Statements of Operations for the year ended December 31, 2021. As of December 31, 2022, the Company has received payments of $29 included in Other current liabilities on the Consolidated Balance Sheets.
Noncontrolling Interests
Newmont has a 75.0% economic interest in Suriname Gold project C.V. (“Merian”), with the remaining interests held by Staatsolie Maatschappij Suriname N.V. (“Staatsolie”), a company wholly owned by the Republic of Suriname. Newmont consolidates Merian, through its wholly-owned subsidiary, Newmont Suriname LLC., in its Consolidated Financial Statements as the primary beneficiary of Merian, which is a variable interest entity. For the years ended 2022, 2021 and 2020, the Company recognized $(59), $(81) and $(90) of Net loss (income) attributable to noncontrolling interests related to Merian.
At December 31, 2021, Newmont held a 51.35% ownership interest in Minera Yanacocha S.R.L. ("Yanacocha"), with 43.65% owned by Compañia de Minas Buenaventura S.A.A. (“Buenaventura”) and 5% owned by Summit Global Management II VB, a subsidiary of Sumitomo Corporation (“Sumitomo”). The Company consolidated Yanacocha in its Consolidated Financial Statements under the voting interest model. During 2022, the Company acquired Buenaventura's and Sumitomo's ownership which resulted in the Company holding 100% ownership interest in Yanacocha at December 31, 2022. Refer to "Yanacocha transaction" and "Contingently redeemable noncontrolling interest" below for further information. For the years ended 2022, 2021 and 2020, the Company recognized $(1), $1,014 and $128 of Net loss (income) attributable to noncontrolling interests related to Yanacocha.
Yanacocha transaction
At December 31, 2021, Buenaventura held 43.65% ownership interest in Yanacocha. During the first quarter of 2022, the Company completed the acquisition of Buenaventura’s 43.65% noncontrolling interest in Yanacocha (the “Yanacocha Transaction”) for $300 cash consideration, certain royalties on any production from other future potential projects, and contingent payments of up to $100 tied to higher metal prices, achieving commercial production at the Yanacocha Sulfides project and resolution on the outstanding Yanacocha tax dispute. The Yanacocha Transaction was accounted for as an equity transaction, resulting in a decrease to additional paid-in-capital and no gain or loss recognition. Upon close of the Yanacocha Transaction, the Company’s ownership interest in Yanacocha increased to 95%. The Company acquired the remaining 5% ownership interest from Sumitomo in the second quarter of 2022. Refer to "Contingently redeemable noncontrolling interest" below for further information.
Concurrent with the Yanacocha Transaction, the Company sold its 46.94% ownership interest in Minera La Zanja S.R.L. ("La Zanja"), accounted for as an equity method investment with a carrying value of $0.00 as of December 31, 2021. Per the terms of the sale, the Company sold its interest in La Zanja to Buenaventura, the parent company of La Zanja, in exchange for royalties on potential future production from the La Zanja operation and contributed cash of $45 to be used exclusively for reclamation costs at the La Zanja operation. Upon close of the sale during the first quarter of 2022, the Company recognized a $45 loss on sale of its equity interest, included in Gain on asset and investment sales, net.
Contingently redeemable noncontrolling interest
In 2018, Sumitomo acquired a 5% interest in Yanacocha for $48 in cash. Under the terms of the acquisition, Sumitomo had the option to require Yanacocha to repurchase the interest for the $48, which was placed in escrow. In March 2022, Sumitomo exercised this option, and in June 2022, the Company acquired the remaining 5% ownership interest held by Sumitomo in exchange for cash consideration of $48, resulting in the Company holding 100% ownership interest in Yanacocha.
Discontinued Operations
Net income (loss) from discontinued operations includes results related to the Batu Hijau and Elang contingent consideration assets associated with the sale of PT Newmont Nusa Tenggara in 2016 and a retained royalty obligation (“Holt royalty obligation”) to Royal Gold, Inc. for production on the Holt-McDermott property owned by Kirkland Lake Gold Ltd ("Kirkland"). In 2020, the Company and Kirkland signed an agreement, in which the Company purchased an option (the “Holt option”) from Kirkland for the mining and mineral rights subject to the Holt royalty obligation for $75, effectively reducing the Holt royalty obligation to $0. If exercised, the Holt option will allow the Company to prevent Kirkland from mining minerals subject to the Holt royalty obligation.
For the years ended 2022, 2021 and 2020, the Company recorded income (expense) of $30, $57 and $163, net of a tax benefit (expense) of $(4), $(10) and $(44), respectively, within discontinued operations. The Company received (paid) $22, $13 and $(8) for the years ended 2022, 2021 and 2020, respectively, related to discontinued operations. Refer to contingent consideration assets in Note 14 for additional information.